Operating Segment and Revenue Information (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Disaggregation of Revenue Information
Takeda’s revenue from contracts with customers is comprised of the following:
Revenue by Type of Good or Service

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Sales of pharmaceutical products	¥3,105,376	¥3,295,723	¥3,922,280
Out-licensing and service income	92,436	273,283	105,198
Total	¥3,197,812	¥3,569,006	¥4,027,478
Revenue by Therapeutic Area and Product

	JPY (millions) For the Year Ended March 31

	2021	2022	2023
Gastroenterology:
ENTYVIO	¥429,281	¥521,778	¥702,744
TAKECAB/VOCINTI (1)	84,822	102,397	108,719
GATTEX/REVESTIVE	64,564	75,751	93,076
DEXILANT	55,572	50,763	69,371
PANTOLOC/CONTROLOC (2)	43,120	40,275	45,518
ALOFISEL	784	1,843	2,725
Others	99,657	82,877	72,388
Total Gastroenterology	777,800	875,685	1,094,541
Rare Diseases:
Rare Hematology:
ADVATE	128,535	118,491	118,188
ADYNOVATE/ADYNOVI	58,070	60,726	66,553
FEIBA	44,495	39,162	41,268
RECOMBINATE	13,389	12,297	12,762
HEMOFIL/IMMUNATE/IMMUNINE	18,662	17,722	19,581
Others	26,648	35,291	46,367
Total Rare Hematology	289,799	283,689	304,718
Rare Genetics and Other:
TAKHZYRO	86,718	103,242	151,800
ELAPRASE	68,786	73,119	85,321
REPLAGAL	51,764	51,714	66,741
VPRIV	38,518	42,408	48,372
LIVTENCITY	—	1,325	10,501
Others	56,161	55,698	55,989
Total Rare Genetics and Other	301,947	327,507	418,724
Total Rare Diseases	591,746	611,196	723,442

	JPY (millions) For the Year Ended March 31

	2021	2022	2023
PDT Immunology:
immunoglobulin	334,874	385,864	522,211
albumin	57,580	90,035	121,446
Others	27,935	31,052	34,786
Total PDT Immunology	420,389	506,951	678,443
Oncology:
LEUPLIN/ENANTONE	95,365	106,459	111,311
NINLARO	87,396	91,203	92,691
ADCETRIS	59,432	69,190	83,937
ICLUSIG	34,193	34,860	47,206
VELCADE	101,112	110,046	27,759
ALUNBRIG	8,806	13,644	20,556
EXKIVITY	—	962	3,732
Others	30,208	42,367	51,551
Total Oncology	416,512	468,730	438,742
Neuroscience:
VYVANSE/ELVANSE	271,531	327,052	459,289
TRINTELLIX	68,869	82,315	100,081
Others	76,897	72,926	78,341
Total Neuroscience	417,297	482,294	637,711
Other:
AZILVA-F (1)	82,205	76,297	72,897
LOTRIGA	31,765	32,690	16,732
Others (3)	460,098	515,164	364,968
Total Other	574,068	624,150	454,598
Total	¥3,197,812	¥3,569,006	¥4,027,478
(1) The figures include the amounts of fixed dose combinations and blister packs.
(2) Generic name: pantoprazole
(3) The figure for the year ended March 31, 2021 include the revenue of Takeda Consumer Healthcare Company Limited, which was divested on March 31, 2021.
The figure for the year ended March 31, 2022 includes the 133,043 million JPY selling price on sales of four diabetes products (NESINA, LIOVEL, INISYNC and ZAFATEK) in Japan to Teijin Pharma Limited recorded as revenue. As Takeda transferred only the assets, marketing rights and, eventually, marketing authorization associated with the pharmaceutical products which do not entail transfer of employees or associated contracts, Takeda applied IFRS 15 to the transaction and recorded the selling price in revenue.

Schedule of Geographic Information	Takeda’s revenue from contracts with customers is based in the following geographic locations:

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Japan	¥559,748	¥658,983	¥512,043
U.S.	1,567,931	1,714,421	2,103,772
Europe and Canada	666,177	739,168	842,668
Asia (excluding Japan)	156,240	196,964	225,007
Latin America	121,638	128,467	160,375
Russia/CIS	57,560	62,057	88,431
Other	68,518	68,945	95,182
Total	¥3,197,812	¥3,569,006	¥4,027,478
Takeda’s non-current assets are held in the following geographic locations:

	JPY (millions) As of March 31
	2022	2023
Japan	¥401,019	¥373,133
U.S.	6,663,654	7,560,491
Switzerland	1,514,645	799,325
Ireland	104,943	792,382
Other	1,172,959	1,258,787
Total	¥9,857,219	¥10,784,117

Schedule of Contract Balances	Contract Balances

	JPY (millions) As of March 31
	2022	2023
Receivables from contracts with customers
Trade receivables (Note 17)	¥617,518	¥575,431
Contract assets
Unbilled receivables	5,926	2,628
Contract liabilities
Deferred income (Note 24)	50,832	8,609
Advance payments	81	19

Schedule of Transaction Price Allocated to the Remaining Performance Obligations	Transaction price allocated to the remaining performance obligations

	JPY (millions)
	Total	Duration of the remaining performance obligations
		Within one year	Between one and five years	More than five years
Contract liabilities as of March 31, 2022	¥50,913	¥43,721	¥5,288	¥1,904
Contract liabilities as of March 31, 2023	8,628	6,394	458	1,775